Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 172,061,459	$ 135,221,324		$ 5,602,783				$ 4,885,163
Financial liabilities	$ 170,129,161	$ 135,621,853		$ 5,539,862				$ 4,899,633
Exchange Rate	US$1=NT$30.71	US$1=NT$27.68	US$1=NT$28.48
Exchange Rate	US$1=NT$30.71	US$1=NT$27.68	US$1=NT$28.48
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 46,597,573	$ 47,562,940			¥ 1,517,342				¥ 1,718,314
Financial liabilities	$ 41,798,164	$ 41,619,803			¥ 1,361,060				¥ 1,503,606
Exchange Rate	US$1=RMB6.9646	US$1=RMB6.3757
Exchange Rate	US$1=RMB6.9646	US$1=RMB6.3757
US Dollar [member] | Us Dollar Equals To Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 739,064	$ 1,169,492				€ 24,066				€ 42,250
Financial liabilities	$ 1,725,989	$ 2,456,363				€ 56,203				€ 88,741
Exchange Rate	US$1=EUR0.9376	US$1=EUR0.8829
Exchange Rate	US$1=EUR0.9376	US$1=EUR0.8829
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,998,417	$ 3,026,677					¥ 8,599,044				¥ 12,584,942
Financial liabilities	$ 2,345,666	$ 3,385,776					10,093,229				14,078,075
Exchange Rate	JPY1=NT$0.2324	JPY1=NT$0.2405
Exchange Rate	JPY1=NT$0.2324	JPY1=NT$0.2405
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 95,385	$ 132,635					410,433				551,496
Financial liabilities	$ 79,943	$ 238,255					¥ 343,989				¥ 990,667
Exchange Rate	JPY1=US$0.0076	JPY1=US$0.0087
Exchange Rate	JPY1=US$0.0076	JPY1=US$0.0087